Revenue - Narrative (Details) - Forward contract $ in Thousands	9 Months Ended
	Sep. 30, 2025 USD ($) MWh m³ T	Sep. 30, 2024 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 132,000	$ 87,200
Soybean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 45,090
Derivative notional amount | T	133,877
Corn
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 3,590
Derivative notional amount | T	20,002
Wheat
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 4,250
Derivative notional amount | T	21,350
Ethanol
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 13,820
Cubic meters of product | m³	22,649
Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 10,350
MWh of energy | MWh	203,826
Sugar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 54,500
Derivative notional amount | T	143,839